Debt - Schedule of Short Term Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term debt, excluding current installments	$ 31,817
Successor [Member]
Less: fair value derivative liability in Hana loan
Other short-term borrowings	21,817
Short-term debt, excluding current installments	31,817
Successor [Member] | Modified Hana Loan [Member]
Short term loan amount	$ 10,000
Predecessor [Member]
Less: fair value derivative liability in Hana loan
Other short-term borrowings		8,773
Short-term debt, excluding current installments		8,773
Predecessor [Member] | Modified Hana Loan [Member]
Short term loan amount